INCOME TAXES	Sep. 30, 2025
December 31, 2024
INCOME TAXES

NOTE 11 – INCOME TAXES

As of December 31, 2024, the Company had approximately $4,010,000 of federal and state net operating loss carryforwards (“NOLs”) available to offset future taxable income. Federal NOLs generated after 2017 are subject to indefinite carryforward but are limited to 80% of taxable income in any given period under the Tax Cuts and Jobs Act. State NOL carryforwards generally expire between 2039 and 2043. Due to the Company's cumulative losses and uncertainty regarding future profitability, a full valuation allowance has been recorded against all deferred tax assets as of December 31, 2024 and 2023.

The Company used an effective federal income tax rate of 21% in calculating its deferred tax assets and liabilities. The components of the Company’s net deferred tax assets are as follows:

Year Ended December 31,	2024	2023
Net operating loss carryforwards	842,100	789,000
Accrued payroll and compensation	275,900	220,000
Depreciation differences	42,600	47,300
Valuation allowance	(1,160,600)	(1,056,300)
Net deferred tax assets	$-	$-

The reconciliation of the expected U.S. federal income tax provision (benefit) based on the statutory rate to the Company’s recorded provision is as follows:

Year Ended December 31,	2024	2023
Federal statutory rate applied to pre-tax income (loss)	$(97,100)	$(117,800)
Depreciation	(4,600)	(4,700)
Meals and entertainment disallowance	100	200
Other non-deductible expenses	10,300	34,900
Payroll and compensation expenses	38,700	35,700
Change in valuation allowance	53,000	51,700
Total provision for income taxes	$-	$-

As of December 31, 2024, the Company had not filed corporate income tax returns for fiscal years after 2018. While significant NOL carryforwards may offset future taxable income, the failure to file timely returns may expose the Company to penalties, interest, and potential limitations or disallowance of its NOLs. Management intends to complete all outstanding tax filings but cannot guarantee full preservation of all tax benefits.